PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,392	$ 5,943
Accumulated depreciation and amortization	(4,575)	(3,629)
Property and equipment, net	1,817	2,314
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,644	3,242
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	265	265
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	530	490
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,953	$ 1,946